SHARES TO BE ISSUED	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 10 – SHARES TO BE ISSUED

As of December 31, 2021 the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707 for past services provided and for an acquisition. During the three months ended March 31, 2022, pursuant to the acquisition of Stage It described throughout this Report, an additional 93,523,037 shares issuable to Stage It shareholders valued at $944,583 were added to the previous balance of shares to be issued.

NOTE 7 – SHARES TO BE ISSUED

As of December 31, 2018, the Company had not yet issued 3,964,352 shares of common stock with a value of $243,839 for past services provided and for an acquisition. During the year ended December 31, 2019 the Company became obligated to issue an additional 240,000 shares of common, valued at $184, per the terms of a consulting agreement, and 1,000,000 shares of common stock valued at $3,500, as consideration for amending an existing convertible note. As of December 31, 2021 and 2020, the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707.